Property, plant and equipment - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment	$ 35,000,000
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment	35,000,000
Prices used by Management were to decrease by 10%
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	18,870,000
Discount rate applied to cash flow projections had been 100 basis points higher
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	1,727,000
Estimated quantities of mineral resources were 10% lower than the one estimated by management
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	6,554,000
Silver grades were 10% lower than those estimated in different scenarios
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	18,314,000
Estimated future production costs were 10% higher than the one estimated by management
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	11,811,000
Probabilities of different scenarios had been 10% more negative than management's estimates
Disclosure of detailed information about property, plant and equipment [line items]
Additional impairment charge	3,024,000
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted metal price for silver, per ounce	21.04
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted metal price for silver, per ounce	24.07
Cusi Mine
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment	$ 35,000,000
Discount rate	10.50%
Yauricocha Mine
Disclosure of detailed information about property, plant and equipment [line items]
Loss on disposal of equipment	$ 1,076,000
Yauricocha Mine | Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Write off of exploration and evaluation assets	$ 1,312,000